Concentration of Credit Risk (Details) - Schedule of accounts receivable - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Customer A [Member]
Concentration of Credit Risk (Details) - Schedule of accounts receivable [Line Items]
Accounts Receivable	$ 43,075	$ 47,054
Accounts Receivable, Percentage	59.30%	28.50%
Customer B [Member]
Concentration of Credit Risk (Details) - Schedule of accounts receivable [Line Items]
Accounts Receivable	$ 16,345
Accounts Receivable, Percentage	22.50%
Customer C [Member]
Concentration of Credit Risk (Details) - Schedule of accounts receivable [Line Items]
Accounts Receivable	$ 12,966
Accounts Receivable, Percentage	17.90%
Customer D [Member]
Concentration of Credit Risk (Details) - Schedule of accounts receivable [Line Items]
Accounts Receivable		$ 109,792
Accounts Receivable, Percentage	0.00%	66.60%